Intangible assets (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Summary of intangible assets [Abstract]
Net balances at beginning of year		$ 126,437	$ 127,890
Additions (Disposals)		19,048	0
Transfers and others		0	0
Amortization		4,001	1,453
Net balances at year end		141,484	126,437
Software [Member]
Summary of intangible assets [Abstract]
Net balances at beginning of year		909	2,362
Additions (Disposals)		19,048	0
Transfers and others		0	0
Amortization		4,001	1,453
Net balances at year end		$ 15,956	$ 909
Software [Member] | Minimum [Member]
Summary of intangible assets [Abstract]
Estimated useful life (years)		3 years	3 years
Software [Member] | Maximum [Member]
Summary of intangible assets [Abstract]
Estimated useful life (years)		5 years	5 years
Software [Member] | Accumulated Amortization [Member]
Summary of intangible assets [Abstract]
Accumulated amortization		$ 7,096	$ 4,236
Trademark [Member]
Summary of intangible assets [Abstract]
Net balances at year start	[1]	125,528	125,528
Additions (Disposals)	[1]	0	0
Transfers and others	[1]	0	0
Net balances at year end	[1]	$ 125,528	$ 125,528

[1]	Corresponds to the rights on the Marmex trademark associated with the specialized maritime division segment, specifically the offshore vessels operation. This trademark is subject to annual impairment testing (see Note 13).